Investment Strategy	Jan. 09, 2026
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of Robotaxi, Autonomous Vehicles and Technology Companies. Robotaxis are autonomous vehicles (“AVs”) that provide mobility-as-a-service (“MaaS”).

The Fund will generally seek to invest in the equity securities of “Robotaxi, Autonomous Vehicles and Technology Companies.” The Fund’s adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), identifies Robotaxi, Autonomous Vehicles and Technology Companies based on public disclosures indicating that at least 50% of their revenues or profits are attributable to one or more of the following activities:

●	development or manufacturing of robotaxis or AV systems, including:
o	Hardware: high-precision sensors, radar, cameras, compute accelerators, artificial intelligence (“AI”) infrastructure and other systems components.
o	Software: full-stack autonomous driving technology, advanced driver-assistance systems (“ADAS”), mapping software, neural networks or vehicle operating systems.

●	production of vehicles used for robotaxis or AVs intended for:
o	commercial usage,
o	ride-hailing or passenger transport,
o	MaaS applications,
o	logistics, or
o	shared vehicle fleet deployments.

●	operation of services for or enablement of infrastructure critical to robotaxi or AV deployment, such as:
o	dispatching software and fleet management platforms,
o	network-based AV transport systems,
o	AI training platforms,
o	simulation environments,
o	fleet logistics solutions,
o	communication systems, or
o	cloud computing.

●	the development, manufacturing or operation of technology, including:
o	network infrastructure,
o	automobiles,
o	AI services,
o	software and information technology services,
o	manufacturers and distributors of technology hardware and equipment, or
o	semiconductors and semiconductor equipment.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Robotaxi, Autonomous Vehicles and Technology Companies.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio pursuant to its own proprietary security selection methodology. In general, the Adviser’s methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon its research on an individual company’s public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, financial news, etc.). The Fund will also seek to invest in those companies with a minimum market capitalization of $500 million and an average daily trading volume of at least $1 million. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts and American Depositary Receipts (“ADRs”). Such companies may be small-, mid- or large-capitalization issuers.

Some of the ADRs to which the Fund may have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors (such as the Fund) with exposure to Chinese companies where direct foreign ownership is prohibited or limited. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.” The Fund may derive investment exposure to Chinese companies through investments in China A-Shares. China A-Shares represent equity securities of companies incorporated in mainland China, traded on the Shanghai and Shenzhen stock exchanges.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the group of industries comprising the industrials, information technology and consumer discretionary sectors, collectively.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Roundhill Space & Technology ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of Space and Technology Companies.

The Fund will generally seek to invest in the equity securities of “Space and Technology Companies.” The Adviser identifies Space and Technology Companies based on public disclosures indicating that at least 50% of their revenues or profits are attributable to one or more of the following activities:

●	the development, manufacturing or operation of hardware or software used in connection with the design, development, manufacturing, integration, testing, deployment, operation or servicing of:
o	rocket launch and launch-support systems,
o	spacecraft and satellites (including satellite buses and payloads),
o	aerospace and space-related defense systems with a direct space mission (i.e., a mission, program, operation or activity whose primary objective is to access, operate in, or derive utility from the space environment), or
o	space-related communications infrastructure and services, including hardware or software that is primarily used to operate, manage, communicate with, or distribute data from space assets.

●	the development, manufacturing or operation of technology, including:
o	network infrastructure,
o	advanced military technology,
o	AI services,
o	software and information technology services companies,
o	manufacturers and distributors of technology hardware and equipment, or
o	semiconductors and semiconductor equipment.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Space and Technology Companies.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio pursuant to its own proprietary security selection methodology. In general, the Adviser’s methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon its research on an individual company’s public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, financial news, etc.). The Fund will also seek to invest in those companies with a minimum market capitalization of $500 million and an average daily trading volume of at least $1 million. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts and American Depositary Receipts (“ADRs”). Such companies may be small-, mid- or large-capitalization issuers.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the group of industries comprising the industrials sector, the information technology sector, the communication services sector, the materials sector and the utilities sector, collectively.

The Fund is classified as “non-diversified” under the 1940 Act.